CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Installment Loans, fair value	¥ 17,260	¥ 19,232
Investment in securities, measured at fair value	37,631	24,894
Other assets, measured at fair value	15,008	22,116
Policy Liabilities and Policy Account Balances	¥ 444,010	¥ 605,520
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,324,495,728	1,324,107,328
Treasury stock, shares	44,494,856	21,520,267
Officer's Compensation Board Incentive Plan
Treasury stock, shares	1,651,443	2,126,076